UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust

(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(215) 914-1970

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Siren DIVCON Leaders Dividend ETF
LEAD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Siren DIVCON Leaders Dividend ETF for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Siren DIVCON Leaders Dividend ETF	$43	0.43%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR?
LEAD’s performance from April 1, 2024 to March 31, 2025 was down approximately 0.98% (based on LEAD’s net asset value (“NAV”) price), as compared to the S&P 500 Total Return Index being up 8.25% for the same time period. LEAD’s assets under management (“AUM”) were fairly flat for the year, entering and closing the year around $57 million. LEAD’s NAV per share experienced a 52-week high on November 8, 2024 of $71.39, which decreased to $64.81 on March 31, 2025 during the tariff sell off we saw at the end of our fiscal year.
The LEAD portfolio continues to reflect a combination of large cap securities that are not heavily weighted in the broad indices and allow LEAD to trade generally with less effect from major index movement. While the yield on LEAD fell from 1.08% to 0.89%, the total return component allowed LEAD to perform in-line with its competitors, and we continue to believe LEAD’s the total return potential differentiates LEAD from its competitors.
LEAD seeks long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Leaders Dividend Index (the “Underlying Index”). The Underlying Index ranks securities by those having the highest probability of increasing their dividends within the following year according to the index’s methodology (dividend growers). In that regard, the Underlying Index has not included certain dividend growers that would have contributed more positively to LEAD’s yield. We are pleased with the price performance of LEAD, and the fact that many of the underlying securities are not heavily weighted in the broad indices provides the opportunity for investors seeking agnostic dividend growers without being closely tied to the ups and downs of the overall market. We see this differentiator as being a long-term positive for LEAD’s growth, and while we hope to see LEAD’s yield grow, we will also strive to continue to provide positive price growth.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
Siren DIVCON Leaders Dividend ETF	PAGE 1	TSR-AR-829658301

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%) as of March 31, 2025

	1 Year	5 Year	Since Inception (01/06/2016)
Siren DIVCON Leaders Dividend ETF NAV	-0.98	15.98	12.74
S&P 500 TR	8.25	18.59	13.71
Siren DIVCON Leaders Dividend Index	-3.94	16.52	13.30
Visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$51,849,299
Number of Holdings	58
Total Advisory Fee	$244,866
Portfolio Turnover	26%
30-Day SEC Yield	1.03%
30-Day SEC Yield Unsubsidized	1.03%
Visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a % of Net Assets as of  March 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	6.2%
Costco Wholesale Corp.	5.1%
Broadcom, Inc.	3.9%
Cintas Corp.	3.0%
Visa, Inc.	2.9%
Mastercard, Inc.	2.9%
KLA Corp.	2.6%
W.W. Grainger, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
MSCI, Inc.	2.2%
Sector Breakdown (%)
Other Material Fund Changes:
There were no material changes during the reporting period.
Siren DIVCON Leaders Dividend ETF	PAGE 2	TSR-AR-829658301

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
Siren DIVCON Leaders Dividend ETF	PAGE 3	TSR-AR-829658301

Siren DIVCON Dividend Defender ETF
DFND (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Siren DIVCON Dividend Defender ETF for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Siren DIVCON Dividend Defender ETF	$173	1.73%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR?
DFND was up 0.36% (based on DFND’s net asset value price) during the period April 1, 2024 to March 31, 2025, as compared to the S&P 500 Total Return Index, which was up 8.25% during the same period.  While the long component of DFND’s portfolio generally performed in line with the S&P 500 Total Return Index, DFND’s short positions, which were a mix of industrial and financial stocks, underperformed the S&P 500 Total Return Index, as those sectors appreciated during the year.  While DFND had a positive annual return, there were net overall redemptions that led to DFND’s assets under management being generally stagnant year-over-year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%) as of March 31, 2025

	1 Year	5 Year	Since Inception (01/14/2016)
Siren DIVCON Dividend Defender ETF NAV	0.36	6.76	6.88
S&P 500 TR	8.25	18.59	14.55
Siren DIVCON Dividend Defender Index	-5.62	6.02	6.63
Visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Siren DIVCON Dividend Defender ETF	PAGE 1	TSR-AR-829658400

KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$9,454,872
Number of Holdings	76
Total Advisory Fee	$85,209
Portfolio Turnover	115%
30-Day SEC Yield	-0.17%
30-Day SEC Yield Unsubsidized	-0.17%
Visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a % of Net Assets as of March 31, 2025)
Top 5 Long Issuers (% of Net Assets)

First American Government Obligations Fund	16.1%
Ecolab, Inc.	2.7%
Visa, Inc.	2.7%
Texas Pacific Land Corp.	2.6%
Travelers Cos., Inc.	2.6%
Top 5 Short Issuers (% of Net Assets)
Occidental Petroleum Corp.	(3.2)%
International Paper Co.	(2.8)%
Exelon Corp.	(2.4)%
Capital One Financial Corp.	(2.4)%
Freeport-McMoRan, Inc.	(2.3)%
Sector Breakdown (%)

Top Sectors	Long (%)	Short (%)
Financials	22.7	(4.4)
Industrials	17.3	(0.9)
Technology	14.6	0
Health Care	10.8	0
Materials	4.7	(7.7)
Consumer Staples	4.5	(1.1)
Consumer Discretionary	3.1	(1.8)
Energy	2.6	(6.3)
Real Estate	2.5	0
Communications	0.7	(2.3)
Utilities	0	(5.5)
Cash & Other	16.5	0
Other Material Fund Changes:
There were no material changes during the reporting period.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
Siren DIVCON Dividend Defender ETF	PAGE 2	TSR-AR-829658400

Siren Nasdaq NexGen Economy ETF
BLCN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the Siren Nasdaq NexGen Economy ETF for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/. You can also request this information by contacting us at 1-866-829-5457.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Siren Nasdaq NexGen Economy ETF	$57	0.68%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR?
BLCN was down 30.97% (based on BLCN’s net asset value (“NAV”) price) during the period April 1, 2024 to March 31, 2025, as compared to the MSCI ACWI Total Return Index, which was up 7.15% during the same period. As discussed in prior shareholder reports, BLCN does not invest directly into cryptocurrency. Rather, it may invest a portion of its assets in companies operating in that space. One of our goals is to flatten out the day-to-day roller-coaster ride of crypto by investing in companies based on their exposure to blockchain as a technology and not just focusing on the crypto aspects of blockchain. However, crypto market events still may impact BLCN. For example, the 52 week-high of BLCN’s NAV per share during the fiscal year was December 5, 2024 at $30.66, which occurred during the run-up off the latest Bitcoin halving event and U.S. presidential election, and the 52-week low was on March 31, 2025, the last day of BLCN’s fiscal year, at $19.13. This approximately 38% drop was due in part to the tariff correction in the markets and selling of risk assets.
It should also be noted that while a number of the smaller crypto-related companies and Hong Kong securities were removed from BLCN’s underlying index over 2023’s fiscal year, a number of smaller miners were added back into the index following the bitcoin halving event and have created added volatility to BLCN’s performance. Inflation finally broke, and while the Federal Reserve is hesitating to cut rates, crypto-related stocks have been on a positive run without the inflationary headwinds that we saw previously.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Siren Nasdaq NexGen Economy ETF	PAGE 1	TSR-AR-829658202

ANNUAL AVERAGE TOTAL RETURN (%) as of March 31, 2025

	1 Year	5 Year	Since Inception (01/17/2018)
Siren Nasdaq NexGen Economy ETF NAV	-30.97	-1.66	-2.26
MSCI ACWI Net Total Return Index (USD)	7.15	15.18	8.04
Siren Nasdaq Blockchain Economy NTR Index	5.33	19.59	11.95
Visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$42,097,865
Number of Holdings	50
Total Advisory Fee	$444,107
Portfolio Turnover	771%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%
Visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a % of Net Assets as of  March 31, 2025)

Top 10 Issuers	(%)
First American Government Obligations Fund	7.3%
Coinbase Global, Inc.	4.4%
MicroStrategy, Inc.	4.1%
International Business Machines Corp.	3.8%
Core Scientific, Inc.	3.4%
Robinhood Markets, Inc. - Class A	3.3%
Galaxy Digital Holdings Ltd.	2.6%
Accenture PLC - Class A	2.5%
Hewlett Packard Enterprise Co.	2.3%
Microsoft Corp.	2.3%
Sector Breakdown (%)
Other Material Fund Changes:
There were no material changes during the reporting period.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your SRN Advisors, LLC documents not be householded, please contact SRN Advisors, LLC at 1-866-829-5457, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by SRN Advisors, LLC or your financial intermediary.
Siren Nasdaq NexGen Economy ETF	PAGE 2	TSR-AR-829658202

(b) Not applicable.

Item 2. Code of Ethics.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Christopher R. Zapalski is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant to the Registrant during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2025	FYE 03/31/2024
(a) Audit Fees	$42,300	$40,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$9,000	$9,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 03/31/2025	FYE 03/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 03/31/2025	FYE 03/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Alexander Castillo, Michael J. Dillon, Sonica Kearney, Andrew Kushner and Christopher R. Zapalski.

(b) Not applicable.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

Siren ETF Trust
Siren DIVCON Leaders Dividend ETF (LEAD)
Siren DIVCON Dividend Defender ETF (DFND)
Siren Nasdaq NexGen Economy ETF (BLCN)
ANNUAL REPORT
March 31, 2025

Siren DIVCON Leaders Dividend ETF
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 93.9%
Consumer Discretionary - 3.7%
D.R. Horton, Inc.	4,696	$597,002
NIKE, Inc. - Class B	9,116	578,684
PulteGroup, Inc.	7,479	768,841
		1,944,527
Consumer Staples - 10.4%
Brown-Forman Corp. - Class B	15,516	526,613
Church & Dwight Co., Inc.	6,982	768,648
Costco Wholesale Corp.	2,770	2,619,811
Kimberly-Clark Corp.	5,237	744,806
The Procter & Gamble Co.	4,295	731,954
		5,391,832
Energy - 1.2%
Marathon Petroleum Corp.	4,199	611,752
Financials - 23.9%
Broadridge Financial Solutions, Inc.	3,330	807,392
Chubb Ltd.	2,562	773,698
Cincinnati Financial Corp.	4,558	673,308
CME Group, Inc.	2,793	740,955
Erie Indemnity Co. - Class A	1,746	731,661
Globe Life, Inc.	6,770	891,744
Hartford Insurance Group, Inc.	6,013	743,989
Marsh & McLennan Companies, Inc.	3,295	804,079
Mastercard, Inc. - Class A	2,716	1,488,694
Moody's Corp.	1,491	694,344
MSCI, Inc.	2,062	1,166,061
Verisk Analytics, Inc.	4,491	1,336,611
Visa, Inc. - Class A	4,342	1,521,697
		12,374,233
Health Care - 3.6%
Agilent Technologies, Inc.	5,140	601,277
Eli Lilly & Co.	776	640,906
Merck & Co., Inc.	6,982	626,705
		1,868,888
Industrials - 25.4%(a)
A O Smith Corp.	10,001	653,665
AMETEK, Inc.	3,685	634,336
Amphenol Corp. - Class A	9,697	636,026
Cintas Corp.	7,620	1,566,139
Cummins, Inc.	2,853	894,244
Eaton Corp. PLC	2,824	767,648
Expeditors International of Washington, Inc.	6,110	734,728
Fastenal Co.	10,863	842,426
Honeywell International, Inc.	3,290	696,657
Hubbell, Inc.	3,509	1,161,163
Illinois Tool Works, Inc.	2,630	652,266
Jacobs Solutions, Inc.	5,137	621,012

	Shares	Value
Old Dominion Freight Line, Inc.	5,130	$848,759
Pentair PLC	6,594	576,843
Quanta Services, Inc.	2,134	542,420
W.W. Grainger, Inc.	1,366	1,349,376
		13,177,708
Materials - 4.1%
Ecolab, Inc.	2,910	737,743
Linde PLC	1,617	752,940
The Sherwin-Williams Co.	1,865	651,240
		2,141,923
Technology - 21.6%
Accenture PLC - Class A	1,920	599,117
Apple, Inc.	2,985	663,058
Applied Materials, Inc.	4,220	612,406
Broadcom, Inc.	12,116	2,028,582
Cognizant Technology Solutions Corp. - Class A	8,922	682,533
Garmin Ltd.	3,297	715,878
Intuit, Inc.	1,139	699,335
KLA Corp.	1,985	1,349,403
Lam Research Corp.	9,600	697,920
Microsoft Corp.	1,687	633,283
Monolithic Power Systems, Inc.	1,839	1,066,583
Motorola Solutions, Inc.	2,024	886,127
NVIDIA Corp.	5,043	546,560
		11,180,785
TOTAL COMMON STOCKS (Cost $41,776,054)		48,691,648
SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%
First American Government Obligations Fund - Class X, 4.27%(b)	3,222,482	3,222,482
TOTAL SHORT-TERM INVESTMENTS (Cost $3,222,482)		3,222,482
TOTAL INVESTMENTS - 100.1% (Cost $44,998,536)		$51,914,130
Liabilities in Excess of Other Assets - (0.1)%		(64,831)
TOTAL NET ASSETS - 100.0%		$51,849,299

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Siren DIVCON Dividend Defender ETF
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 81.0%
Communications - 0.7%
Fox Corp. - Class A	1,180	$66,788
Consumer Discretionary - 3.1%
D.R. Horton, Inc.	291	36,995
eBay, Inc.	197	13,343
NIKE, Inc. - Class B	1,005	63,797
PulteGroup, Inc.	1,739	178,769
		292,904
Consumer Staples - 4.5%
Brown-Forman Corp. - Class B	317	10,759
Church & Dwight Co., Inc.	314	34,568
Costco Wholesale Corp.	225	212,801
Kimberly-Clark Corp.	346	49,208
Walmart, Inc.	1,358	119,219
		426,555
Energy - 2.6%
Texas Pacific Land Corp.	189	250,423
Financials - 22.7%
Chubb Ltd.	794	239,780
Cincinnati Financial Corp.	108	15,954
Erie Indemnity Co. - Class A	391	163,849
Globe Life, Inc.	1,206	158,854
Hartford Insurance Group, Inc.	591	73,124
Mastercard, Inc. - Class A	240	131,549
Moody's Corp.	382	177,894
MSCI, Inc.	379	214,324
S&P Global, Inc.	468	237,791
Travelers Cos., Inc.	922	243,832
Verisk Analytics, Inc.	794	236,310
Visa, Inc. - Class A	715	250,579
		2,143,840
Health Care - 10.8%
Agilent Technologies, Inc.	186	21,758
Eli Lilly & Co.	286	236,210
Merck & Co., Inc.	1,017	91,286
ResMed, Inc.	986	220,716
Thermo Fisher Scientific, Inc.	455	226,408
Zoetis, Inc.	1,380	227,217
		1,023,595
Industrials - 17.3%
A O Smith Corp.	204	13,333
AMETEK, Inc.	28	4,820
Amphenol Corp. - Class A	1,978	129,737
Dover Corp.	1,213	213,100
Eaton Corp. PLC	389	105,742
Expeditors International of Washington, Inc.	2,026	243,627
Fastenal Co.	417	32,338

	Shares	Value
Illinois Tool Works, Inc.	512	$126,981
Jacobs Solutions, Inc.	831	100,460
Old Dominion Freight Line, Inc.	671	111,017
Pentair PLC	1,076	94,128
Quanta Services, Inc.	719	182,755
TE Connectivity PLC	622	87,901
W.W. Grainger, Inc.	191	188,676
		1,634,615
Materials - 4.7%
Ecolab, Inc.	991	251,238
The Sherwin-Williams Co.	555	193,801
		445,039
Technology - 14.6%
Accenture PLC - Class A	51	15,914
Apple, Inc.	69	15,327
Applied Materials, Inc.	36	5,224
Cognizant Technology Solutions Corp. - Class A	1,433	109,625
Garmin Ltd.	1,089	236,455
Intuit, Inc.	373	229,018
KLA Corp.	323	219,575
Lam Research Corp.	1,179	85,713
Microsoft Corp.	540	202,711
NVIDIA Corp.	1,696	183,813
QUALCOMM, Inc.	515	79,109
		1,382,484
TOTAL COMMON STOCKS (Cost $7,327,974)		7,666,243
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.5%
Real Estate - 2.5%
SBA Communications Corp.	1,071	235,630
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $240,122)		235,630
SHORT-TERM INVESTMENTS - 16.1%
Money Market Funds - 16.1%
First American Government Obligations Fund - Class X, 4.27%(a)	1,519,729	1,519,729
TOTAL SHORT-TERM INVESTMENTS (Cost $1,519,729)		1,519,729
TOTAL INVESTMENTS - 99.6% (Cost $9,087,825)		$9,421,602
Other Assets in Excess of Liabilities - 0.4%		33,270
TOTAL NET ASSETS - 100.0%		$9,454,872

The accompanying notes are an integral part of these financial statements.

2

Siren DIVCON Dividend Defender ETF
Schedule of Securities Sold Short
March 31, 2025

	Shares	Value
COMMON STOCKS - (30.0)%
Communications - (2.3)%
AT&T, Inc.	(2,260)	$(63,913)
Paramount Global - Class B	(12,920)	(154,523)
		(218,436)
Consumer Discretionary - (1.8)%
Ford Motor Co.	(17,276)	(173,278)
Consumer Staples - (1.1)%
Estee Lauder Cos., Inc. - Class A	(1,491)	(98,406)
Energy - (6.3)%
APA Corp.	(7,638)	(160,551)
EQT Corp.	(2,501)	(133,628)
Occidental Petroleum Corp.	(6,091)	(300,652)
		(594,831)
Financials - (4.4)%
Capital One Financial Corp.	(1,260)	(225,918)
Invesco Ltd.	(12,763)	(193,615)
		(419,533)
Industrials - (0.9)%
Southwest Airlines Co.	(2,472)	(83,010)
Materials - (7.7)%
Dow, Inc.	(2,196)	(76,684)
Freeport-McMoRan, Inc.	(5,824)	(220,497)
International Flavors & Fragrances, Inc.	(2,077)	(161,196)
International Paper Co.	(4,950)	(264,082)
		(722,459)
Utilities - (5.5)%
CenterPoint Energy, Inc.	(5,874)	(212,815)
Dominion Energy, Inc.	(780)	(43,735)
Exelon Corp.	(5,011)	(230,907)
PPL Corp.	(993)	(35,857)
		(523,314)
TOTAL COMMON STOCKS (Proceeds $2,855,345)		(2,833,267)
TOTAL SECURITIES SOLD SHORT - (30.0)% (Proceeds $2,855,345)		$(2,833,267)

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Siren Nasdaq NexGen Economy ETF
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 92.2%
Communications - 1.9%
Baidu, Inc. - ADR(a)	4,444	$408,981
GMO Internet, Inc.	20,340	416,320
		825,301
Consumer Discretionary - 2.2%
Alibaba Group Holding Ltd. - ADR	2,036	269,220
JD.com, Inc. - ADR	7,549	310,415
Rakuten Group, Inc.(a)	63,644	361,225
		940,860
Consumer Staples - 1.8%
Walmart, Inc.	8,552	750,780
Financials - 49.8%(b)
American Express Co.	2,950	793,697
Blackrock, Inc.	745	705,128
Block, Inc.(a)	17,033	925,403
Cipher Mining, Inc.(a)	284,148	653,540
Cleanspark, Inc.(a)	118,984	799,572
Coinbase Global, Inc. - Class A(a)	10,750	1,851,473
Core Scientific, Inc.(a)	196,666	1,423,862
Customers Bancorp, Inc.(a)	16,425	824,535
Digital Garage, Inc.	23,734	729,474
Galaxy Digital Holdings Ltd.(a)	101,971	1,074,945
IREN Ltd.(a)	94,479	575,377
JPMorgan Chase & Co.	3,830	939,499
MARA Holdings, Inc.(a)	71,093	817,570
Mastercard, Inc. - Class A	1,522	834,239
Nasdaq, Inc.	9,214	698,974
NU Holdings Ltd. - Class A(a)	67,333	689,490
PayPal Holdings, Inc.(a)	12,089	788,807
Plus500 Ltd.	3,349	118,708
Riot Platforms, Inc.(a)	102,680	731,082
Robinhood Markets, Inc. - Class A(a)	33,584	1,397,766
SBI Holdings, Inc.	34,929	927,543
Terawulf, Inc.(a)	212,155	579,183
The Bank of New York Mellon Corp.	6,645	557,316
The Goldman Sachs Group, Inc.	1,236	675,214
Visa, Inc. - Class A	2,414	846,010
		20,958,407
Industrials - 2.3%
Hitachi Ltd.	35,789	825,111
Siemens AG	608	139,310
		964,421

	Shares	Value
Technology - 34.2%(b)
Accenture PLC - Class A	3,328	$1,038,469
Advanced Micro Devices, Inc.(a)	5,007	514,419
Cisco Systems, Inc.	13,211	815,251
Fujitsu Ltd.	41,192	810,438
Hewlett Packard Enterprise Co.	62,232	960,240
International Business Machines Corp.	6,469	1,608,582
Micron Technology, Inc.	7,887	685,301
Microsoft Corp.	2,554	958,746
MicroStrategy, Inc. - Class A(a)	6,023	1,736,250
NTT Data Group Corp.	45,908	820,737
NVIDIA Corp.	8,056	873,109
Oracle Corp.	6,135	857,734
QUALCOMM, Inc.	4,767	732,259
SAP SE - ADR	3,491	937,124
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,405	731,230
Texas Instruments, Inc.	1,800	323,460
		14,403,349
TOTAL COMMON STOCKS (Cost $38,712,513)		38,843,118
SHORT-TERM INVESTMENTS - 7.3%
Money Market Funds - 7.3%
First American Government Obligations Fund - Class X, 4.27%(c)	3,061,594	3,061,594
TOTAL SHORT-TERM INVESTMENTS (Cost $3,061,594)		3,061,594
TOTAL INVESTMENTS - 99.5% (Cost $41,774,107)		$41,904,712
Other Assets in Excess of Liabilities - 0.5%		193,153
TOTAL NET ASSETS - 100.0%		$42,097,865

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Siren ETF Trust
Statements of Assets and Liabilities
March 31, 2025

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
ASSETS:
Investments, at value	$51,914,130	$9,421,602	$41,904,712
Deposit at broker for securities sold short	—	2,867,808	—
Foreign currency, at value	—	—	16,773
Interest receivable	10,442	14,801	5,876
Dividends receivable	49,686	5,782	57,071
Dividend tax reclaims receivable	757	101	187,814
Receivable for investments sold	1,514,356	—	16,187
Total assets	53,489,371	12,310,094	42,188,433
LIABILITIES:
Securities sold short, at value	—	2,833,267	—
Payable to adviser	19,782	6,929	27,141
Dividends payable	—	3,654	—
Interest payable	—	3,097	—
Payable for capital shares redeemed	1,620,290	—	63,427
Payable for expense and other liabilities	—	8,275	—
Total liabilities	1,640,072	2,855,222	90,568
NET ASSETS	$51,849,299	$9,454,872	$42,097,865
Net Assets Consists of:
Paid-in capital	$46,354,940	$13,891,360	$162,166,765
Total distributable earnings/(accumulated losses)	5,494,359	(4,436,488)	(120,068,900)
Total net assets	$51,849,299	$9,454,872	$42,097,865
Net assets	$51,849,299	$9,454,872	$42,097,865
Shares issued and outstanding(a)	800,000	230,060	2,200,000
Net asset value per share	$64.81	$41.10	$19.14
Cost:
Investments, at cost	$44,998,536	$9,087,825	$41,774,107
Foreign currency, at cost	$—	$—	$16,681
PROCEEDS:
Securities sold short proceeds	$—	$2,855,345	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Siren ETF Trust
Statements of Operations
For the Year Ended March 31, 2025

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
INVESTMENT INCOME:
Dividend income	$731,103	$115,220	$644,807
Less: Dividend withholding taxes	—	(710)	(42,588)
Less: Issuance fees	—	(2)	(3,791)
Interest income	32,137	180,261	89,062
Total investment income	763,240	294,769	687,490
EXPENSES:
Dividend expenses	—	87,767	—
Investment advisory fee	244,866	85,209	444,107
Total expenses	244,866	172,976	444,107
NET INVESTMENT INCOME	518,374	121,793	243,383
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	144,046	765,935	(12,714,163)
In-kind redemptions	1,451,153	351,831	5,841,776
Securities sold short	—	(178,790)	—
Foreign currency transactions	—	—	(292,052)
Net realized gain (loss)	1,595,199	938,976	(7,164,439)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,545,075)	(1,248,653)	(13,163,822)
Securities sold short	—	171,007	—
Foreign currency translation	—	—	(959)
Net change in unrealized appreciation (depreciation)	(2,545,075)	(1,077,646)	(13,164,781)
Net realized and unrealized gain (loss)	(949,876)	(138,670)	(20,329,220)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(431,502)	$(16,877)	$(20,085,837)

The accompanying notes are an integral part of these financial statements.

6

Siren ETF Trust
Statements of Changes in Net Assets

	Siren DIVCON Leaders Dividend ETF		Siren DIVCON Dividend Defender ETF
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$518,374	$570,779	$121,793	$212,119
Net realized gain (loss)	1,595,199	2,126,829	938,976	699,871
Net change in unrealized appreciation (depreciation)	(2,545,075)	8,297,721	(1,077,646)	1,137,078
Net increase (decrease) in net assets from operations	(431,502)	10,995,329	(16,877)	2,049,068
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(502,957)	(574,220)	(118,100)	(208,845)
Total distributions to shareholders	(502,957)	(574,220)	(118,100)	(208,845)
CAPITAL TRANSACTIONS:
Subscriptions	1,626,565	10,424,968	1,095,038	960,295
Redemptions	(6,628,055)	(5,530,620)	(2,078,413)	(5,584,463)
ETF transaction fees	—	—	1,006	488
Net increase (decrease) in net assets from capital transactions	(5,001,490)	4,894,348	(982,369)	(4,623,680)
NET INCREASE (DECREASE) IN NET ASSETS	(5,935,949)	15,315,457	(1,117,346)	(2,783,457)
NET ASSETS:
Beginning of the year	57,785,248	42,469,791	10,572,218	13,355,675
End of the year	$51,849,299	$57,785,248	$9,454,872	$10,572,218
SHARES TRANSACTIONS
Subscriptions	25,000	175,000	25,000	25,000
Redemptions	(100,000)	(100,000)	(50,000)	(150,000)
Total increase (decrease) in shares outstanding	(75,000)	75,000	(25,000)	(125,000)

The accompanying notes are an integral part of these financial statements.

7

Siren ETF Trust
Statements of Changes in Net Assets(Continued)

	Siren Nasdaq NexGen Economy ETF
	Year Ended March 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$243,383	$444,287
Net realized gain (loss)	(7,164,439)	6,947,456
Net change in unrealized appreciation (depreciation)	(13,164,781)	11,797,484
Net increase (decrease) in net assets from operations	(20,085,837)	19,189,227
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(146,503)	(512,224)
From return of capital	(180,825)	—
Total distributions to shareholders	(327,328)	(512,224)
CAPITAL TRANSACTIONS:
Subscriptions	605,960	6,895,775
Redemptions	(17,471,383)	(26,137,998)
ETF transaction fees	676	5,811
Net increase (decrease) in net assets from capital transactions	(16,864,747)	(19,236,412)
NET INCREASE (DECREASE) IN NET ASSETS	(37,277,912)	(559,409)
NET ASSETS:
Beginning of the year	79,375,777	79,935,186
End of the year	$42,097,865	$79,375,777
SHARES TRANSACTIONS
Subscriptions	25,000	250,000
Redemptions	(675,000)	(1,125,000)
Total increase (decrease) in shares outstanding	(650,000)	(875,000)

The accompanying notes are an integral part of these financial statements.

8

Siren DIVCON Leaders Dividend ETF
Financial Highlights
For a share outstanding throughout each year/period presented.

	Year Ended March 31,				Period Ended March 31, 2021(a)	Year Ended October 31, 2020
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$66.04	$53.09	$54.92	$49.67	$42.71	$36.27
INVESTMENT OPERATIONS:
Net investment income(b)	0.61	0.70	0.62	0.45	0.21	0.37
Net realized and unrealized gain (loss) on investments(c)	(1.24)	12.94	(1.80)	5.89	7.00	6.46
Total from investment operations	(0.63)	13.64	(1.18)	6.34	7.21	6.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	(0.69)	(0.65)	(0.42)	(0.25)	(0.39)
Net realized gains	—	—	—	(0.67)	—	—
Total distributions	(0.60)	(0.69)	(0.65)	(1.09)	(0.25)	(0.39)
Net asset value, end of period	$64.81	$66.04	$53.09	$54.92	$49.67	$42.71
Total return	−0.98%	25.86%	−2.01%	12.68%	16.91%(e)	18.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,849	$57,785	$42,470	$56,294	$39,737	$35,238
Ratio of expenses to average net assets	0.43%	0.43%	0.43%	0.43%	0.43%(f)	0.43%
Ratio of net investment income to average net assets	0.91%	1.21%	1.23%	0.81%	1.09%(f)	0.92%
Portfolio turnover rate(d)	26%	65%	54%	66%	47%(e)(g)	2%

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Not annualized.
(f)	Annualized.
(g)	During the period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
The accompanying notes are an integral part of these financial statements.

9

Siren DIVCON Dividend Defender ETF
Financial Highlights
For a share outstanding throughout each year/period presented.

	Year Ended March 31,				Period Ended March 31, 2021(a)	Year Ended October 31, 2020
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$41.45	$35.14	$36.94	$36.08	$35.19	$30.63
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.51	0.70	0.28	(0.19)	(0.02)	(0.22)
Net realized and unrealized gain (loss) on investments(c)	(0.36)	6.36	(1.69)	1.05	0.91	4.85
Total from investment operations	0.15	7.06	(1.41)	0.86	0.89	4.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.75)	(0.39)	—	—	(0.07)
Total distributions	(0.50)	(0.75)	(0.39)	—	—	(0.07)
Net asset value, end of period	$41.10	$41.45	$35.14	$36.94	$36.08	$35.19
Total return	0.36%	20.25%	−3.77%	2.37%	2.53%(d)	15.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,455	$10,572	$13,356	$33,430	$37,163	$47,686
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	1.73%(e)	1.60%(e)	1.84%(e)	1.74%(e)	1.60%(e)(f)	1.64%(g)
After expense reimbursement/ recoupment	1.73%(e)	1.60%(e)	1.70%(e)	1.65%(e)	1.49%(e)(f)	1.64%(g)
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets	0.88%	0.75%	0.99%	0.89%	0.74%	0.79%
Ratio of net investment income (loss) to average net assets	1.21%	1.87%	0.81%	(0.49)%	(0.16)%(f)	(0.65)%
Portfolio turnover rate(h)	115%	99%	62%(i)	55%(i)	75%(d)(i)	23%(j)

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized.
(e)
Includes interest expense (borrowing fees) and dividend expense associated with short sale transactions. For the period ended March 31, 2021, interest expense (borrowing fees) and dividend expense were 0.21% and 0.53%, respectively. For the year ended March 31, 2022, interest expense (borrowing fees) and dividend expense were 0.19% and 0.70%, respectively. For the year ended March 31, 2023, interest expense (borrowing fees) and dividend expense were 0.37% and 0.62%, respectively. For the year ended March 31, 2024, interest expense (borrowing fees) and dividend expense were 0.00% and 0.75%, respectively. For the year ended March 31, 2025, interest expense (borrowing fees) and dividend expense were 0.00% and 0.88%, respectively.

(f)	Annualized.
(g)
Includes interest expense (borrowing fees), rebates and dividend expense associated with short sale transactions. For the year ended October 31, 2020, interest expense (borrowing fees) and dividend expense were 0.05% and 0.74%, respectively.

(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	During the fiscal period, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
(j)
Portfolio turnover rate excludes the purchase and sale of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020. If these transactions were included, portfolio turnover would have been higher.

The accompanying notes are an integral part of these financial statements.

10

Siren Nasdaq NexGen Economy ETF
Financial Highlights
For a share outstanding throughout each year/period presented.

	Year Ended March 31,				Period Ended March 31, 2021(a)	Year Ended October 31, 2020
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.85	$21.46	$37.27	$47.89	$33.08	$24.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.14	0.25	0.24	0.12	0.29
Net realized and unrealized gain (loss) on investments(c)	(8.68)	6.41	(15.78)	(10.66)	14.83	8.97
Total from investment operations	(8.59)	6.55	(15.53)	(10.42)	14.95	9.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.16)	(0.28)	(0.20)	(0.14)	(0.21)
Return of capital	(0.06)	—	—	—	—	—
Total distributions	(0.12)	(0.16)	(0.28)	(0.20)	(0.14)	(0.21)
Net asset value, end of period	$19.14	$27.85	$21.46	$37.27	$47.89	$33.08
Total return	−30.97%	30.69%	−41.79%	−21.82%	45.25%(d)	38.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,098	$79,376	$79,935	$193,803	$301,688	$128,195
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%(e)	0.68%
Ratio of net investment income to average net assets	0.37%	0.62%	0.98%	0.53%	0.68%(e)	1.01%
Portfolio turnover rate(f)	771%(g)	339%(g)	135%(g)	71%(g)	38%(d)	18%

(a)	The Board of Trustees elected to change the Fund’s fiscal year end to March 31 from October 31.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	During the fiscal year, the Fund underwent a portfolio re-balancing. As a result, investment transactions were increased during the period, which caused a higher than normal turnover.
The accompanying notes are an integral part of these financial statements.

11

Siren ETF Trust
Notes to Financial Statements
March 31, 2025
1. Organization
Siren ETF Trust (the “Trust”) was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series (each a “Fund” or collectively the “Funds”). The offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). As of the fiscal year ended March 31, 2025, the Trust consisted of three funds: the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren Nasdaq NexGen Economy ETF. Each Fund is a diversified fund under the 1940 Act. SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Fund	Commencement of Operations Date
Siren DIVCON Leaders Dividend ETF	January 6, 2016
Siren DIVCON Dividend Defender ETF	January 14, 2016
Siren Nasdaq NexGen Economy ETF	January 17, 2018

On November 23, 2020, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) previously approved by the Board of Trustees of Reality Shares Trust, the shareholders of each of the Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor Funds”) and the Trust’s Board of Trustees (the “Trustees” or “Board”), all of the assets and liabilities of each Predecessor Fund were transferred into a corresponding series (the “Successor Funds”) of the Trust in exchange for shares of the corresponding Successor Fund. The following is a summary of the Reorganization:

Successor Fund	Predecessor Fund
Siren DIVCON Leaders Dividend ETF	Reality Shares DIVCON Leaders Dividend ETF
Siren DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Defender ETF
Siren Nasdaq NexGen Economy ETF	Reality Shares Nasdaq NexGen Economy ETF

The Reorganization was a tax-free event to the Funds’ shareholders and the primary investment objective of each Successor Fund is the same as that of its Predecessor Fund. The Predecessor Funds were deemed to be the accounting survivor for financial reporting purposes, and as a result, the financial statements and financial highlights reflect the operations of the Predecessor Funds for periods prior to the Reorganization date. The Predecessor Funds’ fiscal year end of October 31, was also adopted by the Successor Funds. The Board elected to change the Successor Funds’ fiscal year end to March 31 from October 31.
2. Share Transactions
Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges. The shares of the Siren Nasdaq NexGen Economy ETF are principally listed and traded on the NASDAQ Stock Market. The shares of the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF are principally listed and traded on the Cboe BZX Exchange. The market price of each Fund may be below, at, or above its net asset value per share (“NAV”).
Each Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. The Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous

12

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.
3. Significant Accounting Policies
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Security Transactions and Investment Income: Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years, and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
Foreign Taxes: The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Distribution of Income and Gains: Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Cash Held at Broker for Securities Sold Short: Cash held at broker for securities sold short represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales. As of the fiscal year ended March 31, 2025, the Siren DIVCON Dividend Defender ETF had amounts due from one broker.

13

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
Short Sales: A Fund may sell securities it does not own in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the fiscal year ended March 31, 2025, the Siren DIVCON Dividend Defender ETF engaged in short sale activity.
A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.
Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)	Value of investment securities, other assets and liabilities – at the exchange rates prevailing at market close.
(2)	Purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.
Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.
Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Funds’ financial statements are stated in U.S. dollars.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the

14

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. See Note 8 for a summary of reclassifications made for the fiscal period ended March 31, 2025.
4. Securities Valuation
The NAV per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.
Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
If market quotations are not readily available or they are unreliable, securities are valued at fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs fair value determinations relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser has appointed an officer of the Adviser to carry out the Adviser’s responsibilities under Rule 2a-5 as valuation designee and has adopted policies and procedures in connection therewith.
The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index the Fund seeks to track. This may adversely affect a Fund’s ability to track its Index.
The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:
Siren DIVCON Leaders Dividend ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$48,691,648	$—	$ —	$48,691,648
Money Market Funds	3,222,482	—	—	3,222,482
Total Assets	$51,914,130	$—	$—	$51,914,130

Refer to the Schedule of Investments for industry classifications.
Siren DIVCON Dividend Defender ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,666,243	$—	$—	$7,666,243
Real Estate Investment Trusts - Common	235,630	—	—	235,630
Money Market Funds	1,519,729	—	—	1,519,729
Total Assets	$9,421,602	$—	$—	$9,421,602
Liabilities:
Common Stocks	$(2,833,267)	$—	$—	$(2,833,267)
Total Liabilities	$(2,833,267)	$—	$ —	$(2,833,267)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.
Siren Nasdaq NexGen Economy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$38,843,118	$—	$—	$38,843,118
Money Market Funds	3,061,594	—	—	3,061,594
Total Assets	$41,904,712	$—	$ —	$41,904,712

Refer to the Schedule of Investments for industry classifications.
5. Investment Advisory and Other Agreements
Advisory Fee: Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Siren DIVCON Leaders Dividend ETF	0.43%
Siren DIVCON Dividend Defender ETF	0.85%
Siren Nasdaq NexGen Economy ETF	0.68%

16

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian (the “Custodian”). As of March 31, 2025, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust and the Funds.
Foreside Financial Services, LLC serves as the Distributor of Creation Units for the Funds. The Distributor serves as the principal underwriter for shares of the Funds, and acts as the Funds’ Distributor in a continuous public offering of the Funds’ shares. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
6. Related Parties
At March 31, 2025, certain Officers and Trustees of the Trust were also officers or employees of the Adviser.
Pursuant to an agreement between the Trust, on behalf of the Funds, and Foreside Financial Services, LLC, dba ACA Group, certain employees of Foreside Financial Services, LLC serve as Principal Financial Officer, Treasurer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Funds. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
7. Purchases and Sales of Securities
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the fiscal year ended March 31, 2025, were as follows:
Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$14,463,915	$17,675,699
Siren DIVCON Dividend Defender ETF	$9,998,241	$10,641,729
Siren Nasdaq NexGen Economy ETF	$481,264,105	$484,889,262

The cost of in-kind purchases and the proceeds from in-kind redemptions for the fiscal year ended March 31, 2025, were as follows:
In-Kind Purchases and Sales

Fund	Purchases	Sales
Siren DIVCON Leaders Dividend ETF	$1,615,928	$6,486,740
Siren DIVCON Dividend Defender ETF	$936,904	$1,813,518
Siren Nasdaq NexGen Economy ETF	$569,777	$16,337,290

17

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
8. Distributions to Shareholders and Other Income Tax Information
The tax character of distributions paid during the fiscal years ended March 31, 2025 and March 31, 2024, were as follows:

	Fiscal Year Ended March 31, 2025
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$502,957	$ —	$—	$502,957
Siren DIVCON Dividend Defender ETF	118,100	—	—	118,100
Siren Nasdaq NexGen Economy ETF	146,503	—	180,825	327,328

	Fiscal Year Ended March 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Siren DIVCON Leaders Dividend ETF	$574,220	$ —	$—	$574,220
Siren DIVCON Dividend Defender ETF	208,845	—	—	208,845
Siren Nasdaq NexGen Economy ETF	512,224	—	—	512,224

At March 31, 2025, the cost of investments and net unrealized appreciation (depreciation) on investments, securities sold short, and currency for federal income tax cost purposes were as follows:

	Siren DIVCON Leaders Dividend ETF	Siren DIVCON Dividend Defender ETF	Siren Nasdaq NexGen Economy ETF
Cost of investments	$45,026,915	$9,136,428	$51,266,662
Gross unrealized appreciation	$8,195,176	$975,396	$2,911,755
Gross unrealized depreciation	(1,307,961)	(668,144)	(12,273,705)
Net unrealized appreciation/depreciation	6,887,215	307,252(a)	(9,361,950)
Undistributed ordinary income	15,417	10,664	—
Other accumulated losses	(1,408,273)	(4,754,404)	(110,706,950)(b)
Total distributable earnings (accumulated losses)	$5,494,359	$(4,436,488)	$(120,068,900)

(a)	Includes amounts from shorted securities.
(b)	Includes other accumulated losses related to post 30-day wash sales of $4,162,293 and foreign currency translation of $16,521.
The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.
At March 31, 2025, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Total Distributable Earnings (Loss)	Paid-In Capital
Siren DIVCON Leaders Dividend ETF	$(1,450,157)	$1,450,157
Siren DIVCON Dividend Defender ETF	$(350,605)	$350,605
Siren Nasdaq NexGen Economy ETF	$(3,041,665)	$3,041,665

Reclassifications are primarily due to differing book and tax treatments for in-kind transactions.
For the Fiscal year ended March 31, 2025, the Funds’ most recent fiscal year end, Siren Nasdaq NexGen Economy ETF deferred late year losses of the following amount: $20,614.

18

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
At March 31, 2025, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

Fund	Non-Expiring Short-Term Losses	Non-Expiring Long-Term Losses	Total
Siren DIVCON Leaders Dividend ETF	$1,408,273	$—	$1,408,273
Siren DIVCON Dividend Defender ETF	$4,754,404	$—	$4,754,404(a)
Siren Nasdaq NexGen Economy ETF	$77,527,455	$28,980,067	$106,507,522

(a)
Includes losses of $595,480 that are subject to IRC Section 382 limitation as a result of the Fund’s merger with Reality Shares DIVCON Dividend Guard ETF. Utilization of these carry forwards is limited to a maximum of $164,767 per year.

During the fiscal year ended March 31, 2025, the Siren DIVCON Leaders Dividend ETF and Siren DIVCON Dividend Defender ETF utilized short-term capital loss carryforwards of $139,470 and $406,357, respectively.
9. Rule 12b-1 Plan
The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Funds grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Funds may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.
As of March 31, 2025, the Funds have not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Funds would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Funds.
10. Principal Risks
In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some risk factors affecting your investments in the Funds are set forth below:
Investments in Other Investment Companies: A Fund may invest in other investment companies, including those managed by the Adviser, to the extent permitted by Sections 12(d)(1)(F) or (G) of the 1940 Act or any rule under the 1940 Act or any interpretation thereunder or order granted by the SEC. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. When a Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. As of March 31, 2025, 16.1% of DFND’s net assets were invested in the First American Government Obligations Fund, a money market fund.
Counterparty Risk: Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements.

19

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
Foreign Exchange Rate Risk: (for the Siren Nasdaq NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Foreign Issuer Exposure Risk: The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities is subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Market Risk: Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.
Short Sales Risk: (for the Siren DIVCON Dividend Defender ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.
Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent a fund invests in illiquid securities, such investments may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in a fund’s portfolio, the ability of the fund to assign an accurate daily value to these investments may be difficult.
11. Accounting Pronouncements and/or Regulatory Updates
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280):
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

20

Siren ETF Trust
Notes to Financial Statements
March 31, 2025(Continued)
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
12. Subsequent Events
In preparing these financial statements, the Funds have evaluated events after March 31, 2025 and determined that there were no subsequent events that would require adjustment to or additional disclosure in these financial statements.

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Siren ETF Trust
Report of Independent Registered Public Accounting Firm
March 31, 2025
To the Shareholders and Board of Trustees of
Siren ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and schedule of securities sold short (as applicable), of Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF, and Siren NASDAQ NexGen Economy ETF (the “Funds”), each a series of Siren ETF Trust, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In addition, we have audited the financial highlights for the Funds for the year ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended March 31, 2022, and for the period November 1, 2020 to March 31, 2021, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023 as part of the Siren ETF Trust and previously served as the Funds’ auditor from 2018 through 2020 as part of the Reality Shares Trust.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 28, 2025

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Siren ETF Trust
Additional Information
March 31, 2025 (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	83.53%
Siren Nasdaq NexGen Economy ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2025 was as follows:

Siren DIVCON Leaders Dividend ETF	100.00%
Siren DIVCON Dividend Defender ETF	83.70%
Siren Nasdaq NexGen Economy ETF	85.68%

Short Term Cap Gains
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Siren DIVCON Leaders Dividend ETF	0.00%
Siren DIVCON Dividend Defender ETF	0.00%
Siren Nasdaq NexGen Economy ETF	0.00%

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Siren ETF Trust
Additional Information
March 31, 2025 (Unaudited)(Continued)
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.sirenetfs.com.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Disclosure of Portfolio Holdings
Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.
Proxy Voting Policies and Procedures
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.sirenetfs.com. Information on how the Funds voted proxies relating to portfolio securities during the available without charge, upon request, by calling (800) SEC-0330 or by accessing the SEC’s website at http://www.sec.gov.
The Funds’ proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30.

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Siren ETF Trust
Additional Information
March 31, 2025 (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Notes to Financial Statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Disclosure provided in the semi-annual report for the period ended September 30, 2024.

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(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)*	/s/ Scott Freeze
Scott Freeze, Principal Executive Officer

Date	6/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Freeze
Scott Freeze, Principal Executive Officer

Date	6/6/2025

By (Signature and Title)*	/s/ Troy Statczar
Troy Statczar, Principal Financial Officer

Date	6/5/2025

* Print the name and title of each signing officer under his or her signature.